UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  December 31, 2021

Item 1. Reports to Stockholders.

(a)

Hood River Small-Cap Growth Fund

Hood River International Opportunity Fund

Semi-Annual Report
December 31, 2021

Hood River Funds

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	5
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	24
Notes to the Financial Statements	29
Expense Examples	44
Approval of the Investment Advisory Agreements	46
Notice to Shareholders	52
Privacy Notice	53

Hood River Small-Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2021 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Hood River International Opportunity Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2021 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2021 (Unaudited)

United States	14.0%
Canada	26.2%
Japan	15.2%
United Kingdom	9.4%
France	5.3%
Netherlands	5.1%
Sweden	4.6%
Jersey	3.5%
Cayman Islands	2.7%
Israel	2.1%
Switzerland	1.7%
Finland	1.4%
Denmark	1.2%
Germany	0.8%
Short-Term Investments and Other	6.8%

Percentages represent market value as a percentage of net assets.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS
at December 31, 2021 (Unaudited)

COMMON STOCKS – 95.9%	Shares	Value
CONSUMER DISCRETIONARY – 19.9%

Distributors – 0.8%
Funko, Inc. (a)	536,727	$10,090,468

Hotels, Restaurants & Leisure – 7.8%
Caesars Entertainment, Inc. (a)(d)	371,848	34,778,943
Golden Entertainment, Inc. (a)	274,550	13,873,011
Playa Hotels & Resorts NV – ADR (a)(c)	1,370,174	10,933,989
SeaWorld Entertainment, Inc. (a)(d)	629,464	40,827,035
		100,412,978
Household Durables – 0.8%
Lovesac Co. (a)(d)	159,248	10,551,772

Internet & Direct Marketing Retail – 1.7%
RumbleON, Inc. (a)	293,952	12,204,887
Shutterstock, Inc.	85,051	9,430,455
		21,635,342
Leisure Products – 1.4%
AMMO, Inc. (a)(d)	2,192,307	11,948,073
Clarus Corp. (d)	201,647	5,589,655
		17,537,728
Multiline Retail – 2.4%
Franchise Group, Inc. (d)	598,455	31,215,413

Specialty Retail – 4.9%
Academy Sports & Outdoors, Inc. (a)(d)	585,592	25,707,489
Arhaus, Inc. (a)	336,853	4,463,302
Boot Barn Holdings, Inc. (a)(d)	262,971	32,358,581
		62,529,372
Textiles, Apparel & Luxury Goods – 0.1%
Allbirds, Inc. (a)(d)	75,896	1,144,512
TOTAL CONSUMER DISCRETIONARY		255,117,585

CONSUMER STAPLES – 1.4%

Beverages – 1.4%
Celsius Holdings, Inc. (a)(d)	242,197	18,060,630
TOTAL CONSUMER STAPLES		18,060,630

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

COMMON STOCKS – 95.9% (Continued)	Shares	Value
ENERGY – 1.0%

Oil, Gas & Consumable Fuels – 1.0%
Denison Mines Corp. – ADR (a)(c)(d)	7,602,176	$10,414,981
Tellurian, Inc. (a)(d)	854,313	2,631,284
TOTAL ENERGY		13,046,265

FINANCIALS – 8.3%

Banks – 3.6%
OceanFirst Financial Corp. (d)	315,691	7,008,340
Western Alliance Bancorp	363,703	39,152,628
		46,160,968
Capital Markets – 2.7%
B Riley Financial, Inc.	195,049	17,332,054
Open Lending Corp. (a)	761,384	17,115,913
		34,447,967
Consumer Finance – 0.3%
FirstCash Holdings, Inc.	49,992	3,739,902

Insurance – 1.7%
HCI Group, Inc. (d)	97,217	8,121,508
Kinsale Capital Group, Inc. (d)	60,252	14,333,348
		22,454,856
TOTAL FINANCIALS		106,803,693

HEALTH CARE – 18.9%

Biotechnology – 6.6%
Amicus Therapeutics, Inc. (a)(d)	646,293	7,464,684
Arrowhead Pharmaceuticals, Inc. (a)(d)	126,625	8,395,238
Biohaven Pharmaceutical Holding Co Ltd. – ADR (a)(c)	114,110	15,725,499
Cytokinetics, Inc. (a)(d)	233,090	10,624,242
Insmed, Inc. (a)(d)	169,096	4,606,175
Karuna Therapeutics, Inc. (a)(d)	43,676	5,721,556
Krystal Biotech, Inc. (a)(d)	84,838	5,934,418
Natera, Inc. (a)(d)	142,078	13,268,664
Neurocrine Biosciences, Inc. (a)	65,664	5,592,603
TG Therapeutics, Inc. (a)(d)	360,928	6,857,632
		84,190,711

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

COMMON STOCKS – 95.9% (Continued)	Shares	Value
HEALTH CARE – 18.9% (Continued)

Health Care Equipment & Supplies – 5.7%
Axonics, Inc. (a)(d)	386,643	$21,652,008
Cerus Corp. (a)(d)	840,532	5,724,023
CONMED Corp. (d)	101,836	14,436,272
Integra LifeSciences Holdings Corp. (a)(d)	97,909	6,558,924
Lantheus Holdings, Inc. (a)	313,128	9,046,268
Tandem Diabetes Care, Inc. (a)	105,591	15,893,557
		73,311,052
Health Care Providers & Services – 4.6%
Alignment Healthcare, Inc. (a)(d)	100,376	1,411,287
Community Health Systems, Inc. (a)	1,111,576	14,795,077
DocGo, Inc. (a)(d)	244,004	2,281,437
Option Care Health, Inc. (a)	566,280	16,105,003
Select Medical Holdings Corp.	436,070	12,820,458
Surgery Partners, Inc. (a)(d)	207,284	11,071,038
		58,484,300
Health Care Technology – 2.0%
Vocera Communications, Inc. (a)(d)	403,571	26,167,544
TOTAL HEALTH CARE		242,153,6070

INDUSTRIALS – 23.7%

Aerospace & Defense – 2.0%
Axon Enterprise, Inc. (a)	77,613	12,185,241
Byrna Technologies, Inc. (a)	217,477	2,903,318
Kratos Defense & Security Solutions, Inc. (a)	529,928	10,280,603
		25,369,162
Air Freight & Logistics – 2.1%
GXO Logistics, Inc. (a)	156,637	14,227,339
XPO Logistics, Inc. (a)	156,643	12,128,867
		26,356,206
Commercial Services & Supplies – 1.5%
Clean Harbors, Inc. (a)	117,894	11,762,284
Viad Corp. (a)(d)	181,560	7,768,953
		19,531,237

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

COMMON STOCKS – 95.9% (Continued)	Shares	Value
INDUSTRIALS – 23.7% (Continued)

Construction & Engineering – 2.4%
MasTec, Inc. (a)(d)	339,485	$31,327,676

Electrical Equipment – 3.5%
Babcock & Wilcox Enterprises, Inc. (a)(d)	957,561	8,637,200
Vicor Corp. (a)(d)	281,918	35,797,948
		44,435,148
Machinery – 5.2%
Chart Industries, Inc. (a)(d)	201,538	32,143,296
Colfax Corp. (a)(d)	420,448	19,327,994
Kornit Digital Ltd. – ADR (a)(c)	101,271	15,418,510
		66,889,800
Marine – 0.9%
Kirby Corp. (a)(d)	203,592	12,097,436

Road & Rail – 3.3%
TFI International, Inc. – ADR (c)	375,788	42,129,593

Trading Companies & Distributors – 2.8%
Fortress Transportation and
Infrastructure Investors LLC	1,249,657	36,140,080
TOTAL INDUSTRIALS		304,276,338

INFORMATION TECHNOLOGY – 20.7%

Communications Equipment – 2.1%
Calix, Inc. (a)	335,001	26,790,030

Electronic Equipment, Instruments
& Components – 0.2%
Jabil, Inc.	40,481	2,847,838

IT Services – 4.2%
BigCommerce Holdings, Inc. 1(a)	312,572	11,055,672
I3 Verticals, Inc. (a)	235,731	5,372,309
Perficient, Inc. (a)(d)	166,472	21,523,165
WNS Holdings Ltd. – ADR (a)(c)	180,801	15,950,264
		53,901,410

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

COMMON STOCKS – 95.9% (Continued)	Shares	Value
INFORMATION TECHNOLOGY – 20.7% (Continued)

Semiconductors & Semiconductor Equipment – 10.6%
ON Semiconductor Corp. (a)	373,383	$25,360,173
Onto Innovation, Inc. (a)(d)	444,267	44,973,149
Silicon Motion Technology Corp. – ADR (c)	99,401	9,446,077
SiTime Corp. (a)	182,598	53,417,219
Universal Display Corp.	18,557	3,062,462
		136,259,080
Software – 3.6%
Couchbase, Inc. (a)(d)	360,205	8,990,717
CS Disco, Inc. (a)(d)	180,323	6,446,547
Elastic NV – ADR (a)(c)	72,734	8,952,828
NICE Ltd. – ADR (a)(c)	30,129	9,147,164
Stronghold Digital Mining, Inc. (a)(d)	358,000	4,600,306
Telos Corp. (a)	504,899	7,785,543
		45,923,105
TOTAL INFORMATION TECHNOLOGY		265,721,463

MATERIALS – 2.0%

Construction Materials – 2.0%
Eagle Materials, Inc.	157,654	26,243,085
TOTAL MATERIALS		26,243,085
TOTAL COMMON STOCKS
(Cost $859,829,751)		1,231,422,666

REITS – 1.9%
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
Chicago Atlantic Real Estate Finance, Inc. (a)	255,848	4,221,492
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (d)	241,948	12,852,278
		17,073,770
Equity Real Estate Investment Trusts (REITs) – 0.6%
Safehold, Inc. (d)	91,563	7,311,305
TOTAL REITS
(Cost $20,663,720)		24,385,075

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

SHORT-TERM INVESTMENT – 2.8%	Shares	Value
MONEY MARKET FUND – 2.8%
First American Treasury Obligations Fund –
Class Z, 0.01% (b)	36,513,754	$36,513,754
TOTAL SHORT-TERM INVESTMENT
(Cost $36,513,754)		36,513,754

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING – 21.8%
Mount Vernon Liquid Assets Portfolio, 0.12% (b)	279,742,403	279,742,403
TOTAL INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $279,742,403)		279,742,403
TOTAL INVESTMENTS
(Cost $1,196,749,628) – 122.4%		1,572,063,898
Liabilities in Excess of Other Assets – (22.4)%		(287,352,297)
TOTAL NET ASSETS – 100.0%		$1,284,711,601

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2021.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)
This security or a portion of this security was out on loan at December 31, 2021.  As of December 31, 2021, the total value of loaned securities was $274,336,919 or 21.3% of net assets.  The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River Capital Management LLC.

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS
at December 31, 2021 (Unaudited)

COMMON STOCKS – 90.2%	Shares	Value
COMMUNICATION SERVICES – 1.8%

Entertainment – 1.0%
WildBrain Ltd. (a)	148,831	$24,016

Interactive Media & Services – 0.8%
The Social Chain AG (a)	464	18,912
TOTAL COMMUNICATION SERVICES		42,928

CONSUMER DISCRETIONARY – 19.5%

Distributors – 3.7%
Central Automotive Products Ltd.	3,342	86,368

Hotels, Restaurants & Leisure – 3.1%
Basic-Fit NV (a)	473	22,575
Inspired Entertainment, Inc. (a)	3,807	49,339
		71,914
Internet & Direct Marketing Retail – 1.9%
RumbleON, Inc. (a)	1,081	44,883

Leisure Products – 4.9%
Games Workshop Group PLC	171	23,054
MIPS AB	228	29,833
Snow Peak, Inc.	2,150	59,361
		112,248
Specialty Retail – 5.9%
Aritzia, Inc. (a)	1,407	58,229
Musti Group Oyj	945	33,453
Samse SA	193	45,264
		136,946
TOTAL CONSUMER DISCRETIONARY		452,359

CONSUMER STAPLES – 2.9%

Beverages – 2.2%
Fevertree Drinks PLC	1,395	51,076

Food Products – 0.7%
CubicFarm Systems Corp. (a)	16,608	15,361
TOTAL CONSUMER STAPLES		66,437

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

COMMON STOCKS – 90.2% (Continued)	Shares	Value
ENERGY – 1.7%

Oil, Gas & Consumable Fuels – 1.7%
Denison Mines Corp. – ADR (a)	15,099	$20,685
NexGen Energy Ltd. – ADR (a)	4,478	19,569
TOTAL ENERGY		40,254

FINANCIALS – 9.1%

Banks – 4.8%
Western Alliance Bancorp	1,042	112,171

Capital Markets – 4.3%
Canaccord Genuity Group, Inc. (a)	6,253	74,545
Monex Group, Inc.	4,118	25,123
		99,668
TOTAL FINANCIALS		211,839

HEALTH CARE – 0.9%

Biotechnology – 0.9%
Exscientia PLC – ADR (a)	1,000	19,760
TOTAL HEALTH CARE		19,760

INDUSTRIALS – 25.7%

Commercial Services & Supplies – 5.0%
GFL Environmental, Inc. – ADR	3,090	116,956

Construction & Engineering – 2.0%
Instalco AB	964	46,223

Electrical Equipment – 1.2%
Gerard Perrier Industrie SA	250	28,178

Machinery – 8.3%
Judges Scientific PLC	431	49,282
Kornit Digital Ltd. – ADR (a)	159	24,208
LiqTech International, Inc. (a)	5,326	30,465
Precia SA	1,134	48,414
Rieter Holding AG (a)	208	40,274
		192,643

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

COMMON STOCKS – 90.2% (Continued)	Shares	Value
Road & Rail – 2.2%
TFI International, Inc. – ADR	454	$50,898

Trading Companies & Distributors – 7.0%
AddTech AB	1,295	30,802
Diploma PLC	1,149	52,678
Marubeni Corp.	8,006	78,002
		161,482
TOTAL INDUSTRIALS		596,380

INFORMATION TECHNOLOGY – 23.7%

Electronic Equipment, Instruments & Components – 2.4%
Ibiden Co., Ltd.	538	31,949
SDI Group PLC (a)	8,878	22,892
		54,841
IT Services – 3.5%
WNS Holdings Ltd. – ADR (a)	912	80,457

Semiconductors & Semiconductor Equipment – 8.9%
Alchip Technologies Ltd.	1,200	44,133
Disco Corp.	155	47,376
NXP Semiconductors NV – ADR	200	45,556
Silicon Motion Technology Corp. – ADR	183	17,390
SiTime Corp. (a)	178	52,072
		206,527
Software – 8.9%
Constellation Software Inc. (a)	14	25,975
Dye & Durham Ltd. (a)	456	16,179
Elastic NV – ADR (a)	193	23,756
Intermap Technologies Corp. (a)	30,532	17,861
NICE Ltd. – ADR (a)	84	25,503
Topicus.com, Inc. (a)	850	78,015
Voyager Digital Ltd. (a)	1,525	19,036
		206,325
TOTAL INFORMATION TECHNOLOGY		548,150

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

COMMON STOCKS – 90.2% (Continued)	Shares	Value
MATERIALS – 4.9%

Chemicals – 4.9%
CVR Partners LP	420	$34,730
Holland Colours NV	128	26,377
JSR Corp.	637	24,208
SP Group A/S	403	27,208
TOTAL MATERIALS		112,523
TOTAL COMMON STOCKS
(Cost $1,995,639)		2,090,630

REITS – 2.1%
Equity Real Estate Investment Trusts (REITs) – 2.1%
Crombie Real Estate Investment Trust	3,276	48,222
TOTAL REITS
(Cost $45,795)		48,222

MUTUAL FUNDS – 0.9%
Sprott Physical Uranium Trust
TOTAL MUTUAL FUNDS
(Cost $22,310)	1,977	21,767

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

SHORT-TERM INVESTMENT – 6.3%	Shares	Value
MONEY MARKET FUND – 6.3%
First American Treasury Obligations Fund –
Class Z, 0.01% (b)	145,898	$145,898
TOTAL SHORT-TERM INVESTMENT
(Cost $145,898)		145,898
TOTAL INVESTMENTS
(Cost $2,209,642) – 99.5%		2,306,517
Other Assets in Excess of Liabilities – 0.5%		11,692
TOTAL NET ASSETS – 100.0%		$2,318,209

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River Capital Management LLC.

The accompanying notes are an integral part of these financial statements.

Hood River Funds

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2021 (Unaudited)

	Hood River	Hood River
	Small-Cap	International
	Growth Fund	Opportunity Fund
Assets:
Investments at value* (Including securities on
loan valued at $274,336,919 and $0, respectively)	$1,572,063,898	$2,306,517
Receivables:
Fund shares sold	3,496,679	—
Dividends and interest	812,585	642
Securities lending income	36,298	—
Due From Advisor	—	19,058
Prepaid expenses	62,718	35,812
Total assets	1,576,472,178	2,362,029

Liabilities:
Payables:
Payable upon return of securities loaned	279,742,403	—
Securities purchased	9,462,482	—
Fund shares redeemed	1,307,234	—
Advisory fee	952,707	—
Administration and fund accounting fees	129,312	22,177
Distribution fees	15,753	—
Service fees	57,218	585
Reports to shareholders	18,092	2,576
Custody fees	16,566	5,237
Transfer agent fees and expenses	40,967	5,238
Other accrued expenses	17,843	8,007
Total liabilities	291,760,577	43,820
Net assets	$1,284,711,601	$2,318,209

Net assets consist of:
Capital stock	$897,872,348	$2,270,034
Total distributable earnings	386,839,253	48,175
Net assets	$1,284,711,601	$2,318,209

The accompanying notes are an integral part of these financial statements.

Hood River Funds

STATEMENT OF ASSETS AND LIABILITIES (Continued)
at December 31, 2021 (Unaudited)

	Hood River	Hood River
	Small-Cap	International
	Growth Fund	Opportunity Fund
Investor Shares:
Net assets applicable to outstanding
Investor Shares	$78,101,258	N/A
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	1,223,799	N/A
Net asset value, offering price
and redemption price per share	$63.82	N/A
Institutional Shares:
Net assets applicable to outstanding
Institutional Shares	$459,855,799	$2,313,097
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	7,082,798	226,544
Net asset value, offering price
and redemption price per share	$64.93	$10.21
Retirement Shares:
Net assets applicable to outstanding
Retirement Shares	$746,754,544	$5,112
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	11,452,290	501
Net asset value, offering price
and redemption price per share	$65.21	$10.21
* Investments at cost	$1,196,749,628	$2,209,642

The accompanying notes are an integral part of these financial statements.

Hood River Funds

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2021* (Unaudited)

	Hood River	Hood River
	Small-Cap	International
	Growth Fund	Opportunity Fund
Investment income:
Dividends (net of foreign taxes withheld
of $27,866 and $186, respectively)	$3,346,071	$1,782
Interest	730	7
Securities lending income	325,800	—
Total investment income	3,672,601	1,789

Expenses:
Investment advisory fees (Note 4)	5,503,762	7,609
Administration and fund accounting fees (Note 4)	266,351	22,177
Service fees (Note 6)
Service fees – Investor Shares	12,555	—
Service fees – Institutional Shares	151,096	585
Transfer agent fees and expenses	83,350	5,238
Federal and state registration fees	72,262	7,259
Custody fees	45,358	7,301
Legal fees	15,627	4,507
Reports to shareholders	11,040	2,576
Distribution fees (Note 5)
Distribution fees – Investor Shares	23,715	—
Audit fees	8,066	4,648
Compliance expense	6,291	3,223
Trustees’ fees and expenses	7,857	4,250
Other	11,565	3,290
Total expenses before
reimbursement from advisor	6,218,895	72,663
Expense recoupment (reimbursement)
to/(from) advisor (Note 4)	10,214	(63,884)
Net expenses	6,229,109	8,779
Net investment loss	(2,556,508)	(6,990)

The accompanying notes are an integral part of these financial statements.

Hood River Funds

STATEMENT OF OPERATIONS (Continued)
For the Six Months Ended December 31, 2021* (Unaudited)

	Hood River	Hood River
	Small-Cap	International
	Growth Fund	Opportunity Fund
Realized and unrealized
gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$18,288,015	$(34,956)
Foreign currency related transactions	—	(1,907)
Net change in unrealized gain (loss) on:
Investments	14,064,457	110,511
Foreign currency related transactions	—	(13,634)
Net realized and unrealized
gain on investments	32,352,472	60,014

Net increase in net assets
resulting from operations	$29,795,964	$53,024

*	The Hood River International Opportunity Fund commenced operations on September 28, 2021.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
Operations:
Net investment loss	$(2,556,508)	$(3,928,223)
Net realized gain on investments	18,288,015	282,448,192
Net change in unrealized
appreciation on investments	14,064,457	210,995,390
Net increase in net assets
resulting from operations	29,795,964	489,515,359
Distributions:
Distributable earnings – Investor shares	(12,419,787)	(786,330)
Distributable earnings – Institutional shares	(78,741,474)	(21,557,677)
Distributable earnings – Retirement shares	(123,086,118)	(33,480,771)
Total distributions	(214,247,379)	(55,824,778)
Capital Share Transactions:
Proceeds from shares sold
Investor shares	72,777,948	5,219,186
Institutional shares	83,138,781	79,289,486
Retirement shares	116,824,146	223,526,920
Proceeds from shares issued to
holders in reinvestment of dividends
Investor shares	12,401,270	784,159
Institutional shares	67,465,539	19,289,148
Retirement shares	123,086,118	33,480,771
Cost of shares redeemed
Investor shares	(12,015,687)	(3,309,212)
Institutional shares	(57,373,912)	(99,121,730)
Retirement shares	(100,425,454)	(132,610,245)
Net increase in net assets
from capital share transactions	305,878,749	126,548,483
Total increase in net assets	121,427,334	560,239,064
Net Assets:
Beginning of period	1,163,284,267	603,045,203
End of period	$1,284,711,601	$1,163,284,267

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
Changes in Shares Outstanding:
Shares sold
Investor shares	942,116	78,528
Institutional shares	1,140,275	1,206,820
Retirement shares	1,561,482	3,448,875
Proceeds from shares issued to
holders in reinvestment of dividends
Investor shares	197,410	13,338
Institutional shares	1,055,799	324,133
Retirement shares	1,918,126	561,005
Shares redeemed
Investor shares	(161,294)	(55,175)
Institutional shares	(819,664)	(1,572,897)
Retirement shares	(1,346,290)	(2,158,444)
Net increase in shares outstanding	4,487,960	1,846,183

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
December 31, 2021*
(Unaudited)
Operations:
Net investment loss	$(6,990)
Net realized loss on investments	(36,863)
Net change in unrealized appreciation on investments	96,877
Net increase in net assets resulting from operations	53,024
Distributions:
Distributable earnings – Institutional shares	(4,849)
Distributable earnings – Retirement shares	—
Total distributions	(4,849)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	2,260,200
Retirement shares	10,035
Proceeds from shares issued to
holders in reinvestment of dividends
Institutional shares	4,849
Retirement shares	—
Cost of shares redeemed
Institutional shares	(15)
Retirement shares	(5,035)
Net increase in net assets from capital share transactions	2,270,034
Total increase in net assets	2,318,209
Net Assets:
Beginning of period	—
End of period	$2,318,209

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Period Ended
December 31, 2021*
(Unaudited)
Changes in Shares Outstanding:
Shares sold
Institutional shares	226,067
Retirement shares	1,001
Proceeds from shares issued to
holders in reinvestment of dividends
Institutional shares	478
Retirement shares	—
Shares redeemed
Institutional shares	(1)
Retirement shares	(500)
Net increase in shares outstanding	227,045

*	The Hood River International Opportunity Fund commenced operations on September 28, 2021.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Investor Shares

	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2021		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value –
Beginning of Period	$75.04		$44.40	$41.36	$41.36	$38.04	$28.25

Income from
Investment Operations:
Net investment loss[1]	(0.22)		(0.42)	(0.34)	(0.36)	(0.28)	(0.36)
Net realized and unrealized
gain on investments	1.96		35.02	3.38	1.91	6.14	10.10
Total from
investment operations	1.74		34.60	3.04	1.55	5.86	9.74

Less Distributions:
Distributions from
net realized gains	(12.96)		(3.96)	—	(1.55)	(2.55)	—
Total distributions	(12.96)		(3.96)	—	(1.55)	(2.55)	—

Redemption fees[3]:	—		—	—	— [2]	0.01	0.05

Net Asset Value –
End of Period	$63.82		$75.04	$44.40	$41.36	$41.36	$38.04

Total Return	2.68	%^	80.27%	7.35%	4.30%	16.35%	34.65%

Ratios and
Supplemental Data:
Net assets, end of
period (thousands)	$78,101		$18,428	$9,274	$11,316	$11,470	$1,401
Ratio of operating expenses
to average net assets:
Before recoupments/
reimbursements	1.26	%+	1.26%	1.27%	1.32%	1.41%	1.48%
After recoupments/
reimbursements	1.26	%+	1.25%	1.25%	1.27%	1.32%	1.33%
Ratio of net investment income
(loss) to average net assets:
Before recoupments/
reimbursements	(0.62	)%+	(0.69)%	(0.90)%	(0.96)%	(0.81)%	(1.19)%
After recoupments/
reimbursements	(0.62	)%+	(0.68)%	(0.88)%	(0.91)%	(0.72)%	(1.04)%
Portfolio turnover rate	37	%^	119%	157%	98%	102%	134%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	The Fund’s redemption fee was eliminated on October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares

	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2021		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value –
Beginning of Period	$76.04		$44.87	$41.71	$41.61	$38.18	$28.32

Income from
Investment Operations:
Net investment loss[1]	(0.17)		(0.30)	(0.27)	(0.28)	(0.18)	(0.26)
Net realized and unrealized
gain (loss) on investments	2.02		35.43	3.43	1.93	6.16	10.12
Total from
investment operations	1.85		35.13	3.16	1.65	5.98	9.86

Less Distributions:
Distributions from
net realized gains	(12.96)		(3.96)	—	(1.55)	(2.55)	—
Total distributions	(12.96)		(3.96)	—	(1.55)	(2.55)	—

Redemption fees[3]:	—		—	—	— [2]	— [2]	— [2]

Net Asset Value –
End of Period	$64.93		$76.04	$44.87	$41.71	$41.61	$38.18

Total Return	2.78	%^	80.66%	7.55%	4.52%	16.59%	34.82%

Ratios and
Supplemental Data:
Net assets, end of
period (thousands)	$459,856		$433,921	$257,909	$246,374	$246,859	$216,147
Ratio of operating expenses
to average net assets:
Before recoupments/
reimbursements	1.05	%+	1.06%	1.07%	1.11%	1.15%	1.22%
After recoupments/
reimbursements	1.05	%+	1.05%	1.05%	1.06%	1.06%	1.08%
Ratio of net investment income
(loss) to average net assets:
Before recoupments/
reimbursements	(0.45	)%+	(0.49)%	(0.69%)	(0.74)%	(0.55)%	(0.91)%
After recoupments/
reimbursements	(0.45	)%+	(0.48)%	(0.67%)	(0.69)%	(0.46)%	(0.77)%
Portfolio turnover rate	37	%^	119%	157%	98%	102%	134%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method
[2]	Amount is less than $0.01.
[3]	The Fund’s redemption fee was eliminated on October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Retirement Shares

	Six Months						March 3,
	Ended		Year	Year	Year	Year	2017
	December 31,		Ended	Ended	Ended	Ended	through
	2021		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018	2017*
Net Asset Value –
Beginning of Period	$76.29		$44.98	$41.78	$41.66	$38.19	$35.31
Income from
Investment Operations:
Net investment loss[1]	(0.15)		(0.26)	(0.25)	(0.25)	(0.15)	(0.11)
Net realized and unrealized
gain (loss) on investments	2.03		35.53	3.45	1.92	6.17	2.99
Total from
investment operations	1.88		35.27	3.20	1.67	6.02	2.88
Less Distributions:
Distributions from
net realized gains	(12.96)		(3.96)	—	(1.55)	(2.55)	—
Total distributions	(12.96)		(3.96)	—	(1.55)	(2.55)	—
Redemption fees[4]:	—		—	—	— [2]	— [2]	—	[2]
Net Asset Value –
End of Period	$65.21		$76.29	$44.98	$41.78	$41.66	$38.19
Total Return	2.83	%^	80.76%	7.61%	4.59%	16.70%	8.16	%^
Ratios and
Supplemental Data:
Net assets, end of
period (thousands)	$746,755		$710,935	$335,863	$318,344	$196,019	$20,784
Ratio of operating expenses
to average net assets:
Before recoupments/
reimbursements	0.99	%+	1.00%	1.01%	1.04%	1.08%	1.17	%+
After recoupments/
reimbursements	0.99	%+	0.99%	0.99%	0.99%	0.99%	0.99	%+
Ratio of net investment income
(loss) to average net assets:
Before recoupments/
reimbursements	(0.39	)%+	(0.41)%	(0.64)%	(0.67)%	(0.47)%	(1.11	)%+
After recoupments/
reimbursements	(0.39	)%+	(0.40)%	(0.62)%	(0.62)%	(0.38)%	(0.93	)%+
Portfolio turnover rate	37	%^	119%	157%	98%	102%	134%[3]

*	Operations commenced for the Retirement Shares on March 3, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.
[4]	The Fund’s redemption fee was eliminated on October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares

	September 28, 2021*
	through
	December 31, 2021
	(Unaudited)
Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net investment loss[1]	(0.03)
Net realized and unrealized gain (loss) on investments	0.26
Total from investment operations	0.23

Less Distributions:
Distributions from net realized gains	(0.02)
Total distributions	(0.02)

Net Asset Value – End of Period	$10.21

Total Return	2.32	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,313
Ratio of operating expenses to average net assets:
Before reimbursements	12.49	%+
After reimbursements	1.50	%+
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(12.19	)%+
After reimbursements	(1.20	)%+
Portfolio turnover rate	33	%^

*	Operations commenced for the Institutional Shares on September 28, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Retirement Shares

	December 22, 2021*
	through
	December 31, 2021
	(Unaudited)
Net Asset Value – Beginning of Period	$10.06

Income from Investment Operations:
Net investment loss[1]	—	[2]
Net realized and unrealized gain (loss) on investments	0.15
Total from investment operations	0.15

Less Distributions:
Distributions from net realized gains	—
Total distributions	—

Net Asset Value – End of Period	$10.21

Total Return	2.20	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5
Ratio of operating expenses to average net assets:
Before reimbursements	14.92	%+
After reimbursements	1.40	%+
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(14.42	)%+
After reimbursements	(0.90	)%+
Portfolio turnover rate	33	%^

*	Operations commenced for the Retirement Shares on December 22, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Manager Directed Portfolios Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements include the Hood River Small-Cap Growth Fund and the Hood River International Opportunity Fund (each a “Fund” and collectively, the “Funds”).  The Funds are both open-end investment management companies that are a diversified series of the Trust.  The investment objective of the Funds is long-term growth of capital.  The Hood River Small-Cap Growth Fund’s Institutional Shares commenced operations on January 2, 2003. The Hood River Small-Cap Growth Fund’s Investor Shares commenced operations on July 7, 2015. The Hood River Small-Cap Growth Fund’s Retirement Shares commenced operations on March 3, 2017. The Hood River International Opportunity Fund’s Institutional Shares commenced operations on September 28, 2021. The Hood River International Opportunity Fund’s Retirement Shares commenced operations on December 22, 2021.  While both funds follow different fundamental investing strategies, each class of shares differs principally in its respective distribution or shareholder servicing expenses.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Funds for the prior three fiscal years are open for examination.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Funds are charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Funds are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of December 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

H.
Recent Accounting Pronouncements and Rule Issuances:  In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2021, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Funds’ securities as of December 31, 2021:

Hood River Small-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$255,117,585	$—	$—	$255,117,585
Consumer Staples	18,060,630	—	—	18,060,630
Energy	13,046,265	—	—	13,046,265
Financials	106,803,693	—	—	106,803,693
Health Care	242,153,607	—	—	242,153,607
Industrials	304,276,338	—	—	304,276,338
Information Technology	265,721,463	—	—	265,721,463
Materials	26,243,085	—	—	26,243,085
Total Common Stocks	1,231,422,666	—	—	1,231,422,666
REITs	24,385,075	—	—	24,385,075
Short-Term Investments	36,513,754	—	—	36,513,754
Investments Purchased
with Cash Proceeds
from Securities Lending	279,742,403	—	—	279,742,403
Total Investments
in Securities	$1,572,063,898	$—	$—	$1,572,063,898

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

Hood River International Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$42,928	$—	$—	$42,928
Consumer Discretionary	197,715	254,644	—	452,359
Consumer Staples	66,437	—	—	66,437
Energy	40,254	—	—	40,254
Financials	186,716	25,123	—	211,839
Health Care	19,760	—	—	19,760
Industrials	299,119	297,261	—	596,380
Information Technology	424,692	123,458	—	548,150
Materials	88,315	24,208	—	112,523
Total Common Stocks	1,365,936	724,694	—	2,090,630
Closed-End Mutual Fund	21,767	—	—	21,767
REITs	48,222	—	—	48,222
Short-Term Investments	145,898	—	—	145,898
Total Investments
in Securities	$1,581,823	$724,694	$—	$2,306,517

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the Hood River Small-Cap Growth Fund.

Investments, at Value
Balance as of June 30, 2021	$3,893,172
Purchases	—
(Sales proceeds and/or rights exercised)	(3,893,172)
Accrued discounts/premiums, net	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Transfers in and/or out of Level 3	—
Balance as of December 31, 2021	$—

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2021, Hood River Capital Management LLC, (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% of the average daily net assets of the Small Cap-Growth Fund and 1.30% for the

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

International Opportunity Fund.  For the six months ended December 31, 2021, the Small-Cap Growth Fund incurred $5,503,762 in advisory fees.  Advisory fees payable at December 31, 2021 for the Small-Cap Growth Fund were $952,707.  For the period ended December 31, 2021, the International Opportunity Fund incurred $7,609 in advisory fees.  Advisory fees payable at December 31, 2021 for the International Opportunity Fund were $0.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Funds to ensure that the total annual fund operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for each class of shares:

Hood River Small-Cap Growth Fund

Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%

Hood River International Opportunity Fund

Institutional Shares	1.40%
Retirement Shares	1.40%

For the six months ended December 31, the Advisor reduced its fees in the amount of $0 and $63,884, respectively, for the Small-Cap Growth Fund and International Opportunity Fund. The waivers and reimbursements will remain in effect through October 31, 2022, unless terminated sooner by mutual agreement of the Board and the Advisor.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month dating back to January 1, 2021, for the Small-Cap Growth Fund, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	Amount	Expiration
Small-Cap Growth Fund	$—	12/31/2024
International Opportunity Fund	$63,884	12/31/2024

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Funds.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.  For the period ended December 31, 2021, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

	Small-Cap	International
	Growth Fund	Opportunity Fund
Administration & fund accounting	$266,351	$22,177
Custody	$45,358	$7,301
Transfer agency(a)	$33,430	$3,950

(a) Does not include out-of-pocket expenses.

At December 31, 2021, the Funds had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Small-Cap	International
	Growth Fund	Opportunity Fund
Administration & fund accounting	$129,312	$22,177
Custody	$16,566	$5,237
Transfer agency(a)	$16,465	$3,950

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund’s shares. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Small-Cap Growth Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended December 31, 2021, the Small-Cap Growth Fund incurred distribution expenses on its Investor Shares of $23,715.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have adopted a shareholder servicing plan (the “Plan”) on behalf of the Small-Cap Growth Funds’ Investor and Institutional Share Classes and the International Opportunity Fund’s Institutional Share Class. Under the Plan, the Investor and Institutional Share Classes for each Fund are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Investor and Institutional Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Investor and Institutional Class shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist Investor and Institutional Class shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended December 31, 2021, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

	Small-Cap	International
	Growth Fund	Opportunity Fund
Investor Shares	$ 12,555	N/A
Institutional Shares	$151,096	$585

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended December 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Small-Cap Growth Fund	$515,421,551	$450,362,034
International Opportunity Fund	$ 2,719,171	$ 624,412

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Small-Cap	International
	Growth Fund	Opportunity Fund
Cost of investments(a)	$1,066,752,956	$—
Gross unrealized appreciation	377,315,390	—
Gross unrealized depreciation	(20,273,832)	—
Net unrealized appreciation	357,041,558	—
Undistributed ordinary income	117,432,237	—
Undistributed long-term capital gain	96,814,971	—
Total distributable earnings	214,247,208	—
Other accumulated gains/(losses)	1,903	—
Total accumulated earnings/(losses)	$571,290,669	$—

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

As of June 30, 2021, the Small-Cap Growth Fund had no long-term or short-term tax basis capital losses to offset future capital gains.

The tax character of distributions paid during the six months ended December 31, 2021, and the year ended June 30, 2021 was as follows:

	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
Small-Cap Growth Fund
Ordinary income	$117,432,276	$42,535,278
Long-term capital gains	96,815,103	13,289,500
	$214,247,379	$55,824,778
International Opportunity Fund
Ordinary income	$4,849	$—

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

NOTE 9 – SECURITIES LENDING

The Small-Cap Growth Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund’s securities lending agent.

U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

The Small-Cap Growth Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities.  At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities.  The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Small-Cap Growth Fund’s total assets taken at fair market value.  The Small-Cap Growth Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Small-Cap Growth Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party, upon reasonable notice to the other party, may terminate the loan.

As of December 31, 2021, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions

Investments
	Purchased	Collateral
	with Cash	Pledged
Overnight and	Asset Class	Proceeds from	(From)	Net
Continuous	out on Loan	Securities Lending	Counterparty^	Exposure
Hood River Small –
Cap Growth Fund	Common Stock	$279,742,403	$279,742,403	$ —

The Fund paid $81,449 in securities lending fees to U.S. Bank, N.A. during the period.

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.  Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

NOTE 10 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Funds. Further information about investment risks is available in the Funds’ Statement of Additional Information.

General Market Risk; Recent Market Events:  The value of the Funds’ shares will fluctuate based on the performance of the Funds’ investments and other factors affecting the securities markets generally. Certain investments selected for the Funds’ portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Funds’ investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Small-Cap Company Risk:  Companies in which the Funds invest may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile, and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in large companies.

Equity Market Risk:  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Growth-Style Investing Risk:  An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Foreign Securities and Currency Risk:  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

IPO Risk:  The Funds may purchase securities of companies engaged in initial public offerings (“IPOs”). The price of securities purchased in IPOs can be very volatile. The Funds’ investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number of IPOs the Funds invest in relative to the size of the Funds, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Funds’ asset base is small, a significant portion of the Funds’ performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Funds. As the Funds’ assets grow, the effect of the Fund’s investments in IPOs on the Funds’ performance probably will decline, which could reduce the Funds’ performance.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

Liquidity Risk:  Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Funds may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as Exchange Traded Funds (“ETFs”).  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of its costs, and the Funds will indirectly bear their proportionate share of the costs.

Private Placements:  The Funds may invest in private placement securities, which are securities that are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placements are often issued by privately held companies that are not subject to the reporting requirements of the SEC and are not required to maintain their accounting records in accordance with generally accepted accounting principles. Because there may be relatively few potential purchasers for such securities, the Funds could find it more difficult to sell such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer.

Due to the more limited financial information and lack of publicly available prices, it may be more difficult to determine the fair value of these securities for purposes of computing the Funds’ net asset value. Securities acquired in private placements generally are classified as illiquid. Disposing of securities acquired in private placements may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for the Funds to sell the security promptly at an acceptable price.

NOTE 11 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

NOTE 12 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, National Financial Services LLC held 44% of the outstanding shares of the Small-Cap Growth Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned. As of December 31, 2021, Brian Smoluch held 46% of the outstanding shares of the International Opportunity Fund.

Hood River Funds

EXPENSE EXAMPLES
December 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2021 to December 31, 2021 for the Investor, Institutional, and Retirement Shares of the Hood River Small-Cap Growth Fund.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the period from September 28, 2021 to December 31, 2021 for the Institutional Shares of the Hood River International Opportunity Fund, and from December 22, 2021 to December 31, 2021 for the Retirement Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading

Hood River Funds

EXPENSE EXAMPLES (Continued)
December 31, 2021 (Unaudited)

“Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hood River Small-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2021	12/31/2021	7/1/2021 – 12/31/2021
Actual
Investor Shares	$1,000.00	$1,026.80	$6.44
Institutional Shares	$1,000.00	$1,027.80	$5.37
Retirement Shares	$1,000.00	$1,028.30	$5.06

Hypothetical (5% return
before expenses)
Investor Shares	$1,000.00	$1,018.85	$6.41
Institutional Shares	$1,000.00	$1,019.91	$5.35
Retirement Shares	$1,000.00	$1,020.21	$5.04

(1)
Expenses are equal to the Investor, Institutional, and Retirement Shares’ annualized expense ratios of 1.26%, 1.05%, and 0.99%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Hood River International Opportunity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
	9/28/2021(1)	12/31/2021	9/28/2021 – 12/31/2021
Actual
Institutional Shares	$1,000.00	$1,023.20	$3.91

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,009.15	$3.88

(1)	Inception date of the Fund.
(2)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 94/365 (to reflect the period).

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
	12/22/2021(1)	12/31/2021	12/22/2021 – 12/31/2021
Actual
Retirement Shares	$1,000.00	$1,022.00	$0.31

Hypothetical (5% return
before expenses)
Retirement Shares	$1,000.00	$1,000.79	$0.31

(1)	Inception date of the Fund.
(2)	Expenses are equal to the Retirement Shares’ annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 8/365 (to reflect the period).

Hood River Small-Cap Growth Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on August 10, 2021 and November 8, 2021 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hood River Small-Cap Growth Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Hood River Capital Management, LLC (“Hood River”). In approving the Advisory Agreement, the Board relied on an SEC order issued on June 19, 2020 that conditionally exempts registered investment companies from in-person voting requirements due to the COVID-19 pandemic.

At the November meeting, and at the prior meeting held on August 10, 2021, the Trustees, all of whom are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in the renewal of the Advisory Agreement, comparative information relating to the performance of the Fund against the Fund’s peer group and benchmark index, due diligence materials provided by Hood River, including Hood River’s Form ADV, information regarding Hood River’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the expense cap agreement between the Trust, on behalf of the Fund, and Hood River and comparative fee and expense information provided by Morningstar. The Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with representatives from Hood River via videoconference earlier in the year to discuss Hood River’s services to the Fund and various business, performance, marketing and compliance updates. The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the quality of services provided by Hood River, the performance of the Fund, brokerage and trading, Fund expenses, asset flows, compliance issues and related matters.

Based on their evaluation of the information provided as part of the August and November meetings, as well as information provided by Hood River over the course of the year, the Trustees approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

1.   NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by Hood River to the Fund. The Board considered the services provided by Hood River, including

Hood River Small-Cap Growth Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

investment and market research, security selection, shareholder servicing and marketing, compliance services and Fund marketing, as well as portfolio management, trading, and proxy voting services. The Trustees considered that Hood River and its personnel were responsible for the day-to-day management of the Fund, noting the qualifications, experience, and responsibilities of Brian Smoluch and David Swank, the Fund’s portfolio managers, and other key personnel at Hood River and its service providers involved in the day-to-day activities of the Fund. The Trustees also noted any services that extended beyond portfolio management, including the firm’s brokerage practices. The Trustees also noted the considerable growth of the Fund since inception, due in part to the Adviser’s marketing efforts. The Trustees discussed Hood River’s compliance program, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of Hood River’s compliance program. The Trustees also considered the effective operation of Hood River’s business continuity plan during the COVID-19 pandemic. The Trustees concluded that Hood River had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement, and that the nature, overall quality and extent of services provided to the Fund were satisfactory.

2.   INVESTMENT PERFORMANCE OF THE FUND

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, five-year, and since inception periods ended June 30, 2021. In assessing the quality of the portfolio management services delivered by Hood River, the Trustees considered the performance of the Fund on both an absolute basis and in comparison to the Russell 2000 Growth Index. The Trustees also compared the Fund’s performance to a peer group of open-end small growth funds (the “Morningstar Peer Group”).

The Trustees noted that the Fund outperformed the Russell 2000 Growth Index for all time periods reviewed and that its performance compared favorably to its Morningstar Peer Group. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately managed accounts managed with investment strategies substantially similar to the Fund, and noted the performance of the Fund was relatively in line with the performance of the separately managed accounts.

After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from Hood River’s continued management.

3.   COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services provided by Hood River and Hood River’s advisory fee, including a review of comparative fee and expense information and peer group data. The Trustees considered the total net expense ratio of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by Hood River.

Hood River Small-Cap Growth Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

The Trustees also considered Hood River’s financial statements. The Trustees also examined a profitability analysis prepared by Hood River based on the fees payable under the Advisory Agreement.

The Trustees noted that the Fund’s contractual management fee of 0.90% was above the Morningstar Peer Group average. The Trustees noted that Hood River does not manage any comparable separately managed accounts for fee comparison purposes. The Trustees further noted that the total net expense ratio for the Retirement Shares, Institutional Shares, and Retail Shares were above the Morningstar Peer Group average. The Board noted that, pursuant to a contractual operating expense limitation agreement between Hood River and the Fund, Hood River has agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, shareholder servicing plan fees and other excludable expenses) do not exceed 0.99% of the Fund’s average daily net assets, through at least October 31, 2022, unless terminated sooner by, or with the consent of, the Board.

The Trustees concluded that the Fund’s expenses and the management fees paid to Hood River were fair and reasonable in light of the quality of services provided to the Fund. The Trustees concluded that Hood River’s level of profitability from its relationship with the Fund was reasonable.

4.   EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees considered the Fund’s expenses and the structure of the Fund’s management fee with respect to potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that Hood River has been waiving fees or reimbursing expenses since the Fund’s inception. In addition, the Fund’s gross expenses have gone down as the Fund has grown. The Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Hood River and the Fund at the Fund’s current asset level.

5.   BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by Hood River from its association with the Fund. The Trustees concluded that the benefits Hood River may receive, such as soft dollar research, appear to be reasonable and may benefit the Fund.

CONCLUSION

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional one-year term, as being in the best interests of the Fund and its shareholders.

Hood River International Opportunity Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board” or “Trustees”) of Manager Directed Portfolios (the “Trust”) met on August 10, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hood River International Opportunity Fund (the “Fund”), new a series of the Trust, and the Fund’s investment adviser, Hood River Capital Management, LLC (“Hood River”).  In approving the Advisory Agreement, the Board relied on an SEC order issued on June 19, 2020 that conditionally exempts registered investment companies from in-person voting requirements due to the COVID-19 pandemic.

In conjunction with the meeting, the Board requested and received materials to assist it in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement, information relating to the past performance of Hood River, as well as the proposed management fee of the Fund, due diligence materials relating to Hood River, including the current Form ADV, and other pertinent information. The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the information provided. Based on their evaluation of the information provided, the Trustees (all of whom are Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement. These considerations were based on materials requested by the Trustees and the Trust’s administrator specifically for the Meeting, as well as the presentations made by Hood River at prior meetings with the Trustees.

1.   NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by Hood River to the Fund. The Board considered the services to be provided by Hood River, including shareholder servicing and marketing, as well as portfolio management, strategy implementation, research and trading services. The Trustees considered the responsibilities of Hood River in the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Hood River who would be involved in the day-to-day activities of the Fund, including Messrs. Brian Smoluch, David Swank, Lance Cannon, and Rohan Kumar, who would serve as the portfolio managers of the Fund. The Trustees noted that Hood River was formed in 2013 and manages another series of the Trust in a similar small cap growth strategy to be employed for the Fund and that Hood River believes its research methodology can be used effectively for an international product. The Board also considered the structure of

Hood River International Opportunity Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

Hood River’s compliance program and marketing services to be provided to the Fund, as well as the fact that Hood River outsources a portion of its operations and finance team to other providers.

The Trustees reviewed the information provided by Hood River in response to the due diligence questionnaire and other information provided by Hood River. The Trustees noted that they had met with personnel of the Adviser over the course of the past year to discuss Hood River’s business and operations as well as matters related to the launch of the Fund.  The Trustees, in consultation with counsel to the Independent Trustees and the Trust’s CCO, reviewed the compliance program maintained by Hood River, including Hood River’s code of ethics, and received an affirmation from the Trust’s CCO that the compliance program was compliant with Rule 206(4)-7(a) promulgated under the Advisers Act, with certain enhancements to be adopted prior to the launch of the Fund. The Trustees also considered the effective operation of Hood River’s business continuity plan during the COVID-19 pandemic. The Trustees concluded that Hood River had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by Hood River to the Fund were satisfactory.

2.   INVESTMENT PERFORMANCE OF THE ADVISER

The Trustees noted Hood River manages the Hood River Small-Cap Growth Fund, another series of the Trust, which has a comprehensive operating history, and determined that Hood River has sufficient investment management experience to oversee the Fund.  Because the Fund will be the first account managed by Hood River in the international strategy, the Trustees did not consider the past investment performance of Hood River to be a material factor in their deliberations.

3.   COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the projected cost of services and the proposed management fee to be paid to Hood River by the Fund.  The Trustees considered the cost structure of the Fund relative to a peer group of foreign small-mid-capitalization growth funds, as compiled by Morningstar (the “Morningstar Peer Group”).

The Trustees considered Hood River’s financial condition. The Trustees also considered that Hood River does not expect to generate profits under the Hood River Advisory Agreement for the Fund’s first year of operations, based on a pro forma profitability analysis provided to the Board.

The Trustees considered data relating to the cost structure of the Fund relative to its Morningstar Peer Group. The Board considered the Fund’s proposed management fee of 1.30% of the average annual net assets of the Fund, noting the fee was above the Morningstar Peer Group average. The Trustees considered that Hood River had agreed to

Hood River International Opportunity Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

waive its management fee and/or reimburse the Fund’s expenses for an initial term of three years and that the total net expense ratio for each class of shares of the Fund was above the Morningstar Peer Group average.

The Trustees concluded the Fund’s expenses and the management fee to be paid to Hood River under the Advisory Agreement were fair and reasonable in light of the quality of services to be provided to the Fund. The Trustees further concluded that Hood River had sufficient financial resources to support its services to the Fund.

4.   EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s proposed expenses relative to the Morningstar Peer Group and discussed potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale would be shared with shareholders). The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, and that the possibility of incorporating breakpoints could be reviewed in the future should assets grow significantly. The Trustees concluded that the proposed fee structure was reasonable.

5.   BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by Hood River from its association with the Fund. The Trustees concluded that the benefits Hood River may receive, such as soft dollar research, appear to be reasonable and may benefit the Fund.

CONCLUSION

In considering the Hood River Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its shareholders.

Hood River Funds

NOTICE TO SHAREHOLDERS
at December 31, 2021 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-2960 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-800-497-2960.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Part F of Form N-PORT is also available, upon request, by calling 1-800-497-2960.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-497-2960 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Hood River Funds

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Funds’ shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Funds without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 800-497-2960.

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Investment Advisor
Hood River Capital Management LLC
2373 PGA Boulevard, Suite 200
Palm Beach Gardens, FL 33410

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 497-2960

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott Ostrowski
Scott Ostrowski, President/
Principal Executive Officer

Date        3/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott Ostrowski
Scott Ostrowski, President/
Principal Executive Officer

Date        3/8/2022

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date        3/8/2022

* Print the name and title of each signing officer under his or her signature.